Stockholders' Equity - Schedule of Option Pricing Model Inputs (Detail) - 2017 Plan and 2019 Plan	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Expected term (years)	6 years	6 years 3 days	6 years 18 days
Expected volatility	80.20%	76.70%	63.60%
Risk-free interest rate	4.20%	4.10%	2.20%
Dividend yield	0.00%	0.00%	0.00%